Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation. The accounting and reporting policies conform to accounting principles generally accepted in the United States of America (“GAAP”) and to general practices in the banking industry. The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The significant estimates include the allowance for loan losses, other-than-temporary impairment on investment securities, goodwill, intangible assets, income taxes, stock-based compensation, and the fair value of financial instruments. Actual results may differ from these estimates.

Prior Period Revision. Previously, the Company presented restricted cash, with respect to amounts held as collateral against letters of credit, in “Cash and due from banks” on the consolidated statements of financial condition. During the fourth quarter of 2013, the Company identified that certain of these balances should be classified as restricted cash. The table below reports the impact of these revisions on the consolidated statements of financial condition at December 31, 2012:

	Revised	As Reported
At December 31,	2012	2012
Cash and due from banks	$51,564	$77,564
Restricted cash	26,000	—

The table below reports the impact of these revisions to the consolidated statements of cash flows for the year ended December 31, 2011:

Years Ended December 31,	Revised 2011	As reported 2011
Change in investing assets and liabilities:
Increase in restricted cash	$(26,000)	$—
Net cash provided by investing activities	49,454	75,454
Net decrease in cash and cash equivalents	(93,404)	(67,404)
Cash and cash equivalents, end of year	93,822	119,822

Reclassifications. Certain reclassifications have been made to prior periods in the consolidated financial statements of operations to conform to current reporting. On the consolidated statements of operations, commission expense, which was previously reported in the combined financial statement caption of salaries and employee benefits, has been reclassified to conform to current financial statement presentation. In addition, as discussed further below, mortgage banking revenue, net combines certain items which were classified separately in prior annual reporting periods. There was no impact from these reclassifications on the Company’s results of operations and no material impact to the Company’s cash flows for the fiscal years ended December 31, 2012 and 2011.

Basis of Consolidation. The consolidated financial statements include, after all intercompany balances and transactions have been eliminated, the accounts of the Company, its principal wholly owned subsidiary, the Bank, and the Bank’s wholly owned subsidiaries, Sun Financial Services, L.L.C., 2020 Properties, L.L.C., and 4040 Properties, L.L.C. In accordance with Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 810, Consolidation, the Issuing Trusts are deconsolidated. See Note 14 of the Notes to Consolidated Financial Statements for additional information on the Company’s participation in the Issuing Trusts.

Segment Information. As defined in accordance with FASB ASC 280, Segment Reporting (FASB ASC 280), the Company has one reportable and operating segment, “Community Banking.” All of the Company’s activities are interrelated, and each activity is dependent and assessed based on how each of the activities of the Company supports the others. For example, lending is dependent upon the ability of the Company to fund itself with deposits and other borrowings and manage interest rate and credit risk. Accordingly, all significant operating decisions are based upon analysis of the Company as one segment or unit.

Cash and Cash Equivalents. Cash and cash equivalents includes cash and amounts due from banks, interest-earning bank balances and federal funds sold, all of which have original maturity dates of 90 days or less.

Restricted Cash. Restricted cash includes cash held as collateral against customer letters of credit held with another bank.

Investment Securities. The Company’s investment portfolio includes both held-to-maturity and available-for-sale securities. The purchase and sale of the Company’s investment securities are recorded based on trade date accounting. At December 31, 2013 and 2012, the Company had no unsettled transactions. The following provides further information on the Company’s accounting for debt securities:

Held-to-Maturity—Investment securities that management has the positive intent and ability to hold until maturity are classified as held-to-maturity and carried at their remaining unpaid principal balance, net of unamortized premiums or unaccreted discounts. Premiums are amortized and discounts are accreted using the interest method over the estimated remaining term of the underlying security.

Available- for-Sale—Investment securities that will be held for indefinite periods of time, including securities that may be sold in response to changes in market interest or prepayment rates, needs for liquidity, and changes in the availability and the yield of alternative investments, are classified as available-for-sale. These assets are carried at their estimated fair value. Fair values are based on quoted prices for identical assets in active markets, quoted prices for similar assets in markets that are either actively or not actively traded, or in some cases where there is limited activity or less transparency around inputs, internally developed discounted cash flow models. Unrealized gains and losses are excluded from earnings and are reported net of tax in accumulated other comprehensive income (loss) on the consolidated statements of financial condition until realized, including those recognized through the non-credit component of an other-than-temporary impairment (“OTTI”) charge.

In accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets (FASB ASC 325-40), and FASB ASC 320, Investment – Debt and Equity Securities (FASB ASC 320), the Company evaluates its securities portfolio for OTTI throughout the year. Each investment, which has a fair value less than the book value, is reviewed on a quarterly basis by management. Management considers, at a minimum, whether the following factors exist that, both individually or in combination, could indicate that the decline is other-than-temporary: (a) the Company has the intent to sell the security; (b) it is more likely than not that it will be required to sell the security before recovery; and (c) the Company does not expect to recover the entire amortized cost basis of the security. Among the factors that are considered in determining the Company’s intent is a review of capital adequacy, interest rate risk profile and liquidity at the Company. An impairment charge is recorded against individual securities if the review described above concludes that the decline in value is other-than-temporary. During 2013 and 2012, it was determined there were no other-than-temporarily impaired investments. As a result, the Company did not record credit related OTTI charges through earnings during the years ended December 31, 2013 and 2012, as compared to $250 thousand for the year ended December 31, 2011.

Loans Held-for-Sale. The Company had $20.7 million and $120.9 million of loans held-for-sale at December 31, 2013 and 2012, respectively. The balance at December 31, 2013 included residential mortgages originated with the intent to sell which were recorded at fair value. The balance at December 31, 2012 includes $99.0 million of residential mortgages originated with the intent to sell which were recorded at fair value and $21.9 million of commercial real estate loans, recorded at lower of cost or market. Effective July 1, 2012, the Company elected the fair value option under FASB ASC 825, The Fair Value Option for Financial Instruments, (“FASB ASC 825”), on its residential mortgage loans held-for-sale portfolio. This election resulted in a positive market value adjustment of $2.1 million, which was recognized in gain on sale of loans on the consolidated statements of operations for the twelve months ended December 31, 2012.

Deferred Loan Fees. Loan fees on loans held-for-investment, net of certain direct loan origination costs, are deferred and the balance is amortized to income as a yield adjustment over the life of the loan using the interest method. Loan fees on loans held-for-sale, net of certain direct loan origination costs, are deferred until the related loans are sold and are included in the determination of the gains or losses upon sale, which are reported in gain on sale of loans in the consolidated statements of operations.

Allowance for Loan Losses. The allowance for loan losses is determined by management based upon past experience, evaluation of estimated loss and impairment in the loan portfolio, current economic conditions and other pertinent factors. The allowance for loan losses is maintained at a level that management considers adequate to provide for estimated losses and impairment based upon an evaluation of known and inherent risk in the loan portfolio. Loan impairment is evaluated based on the fair value of collateral. While management uses the best information available to make such evaluations, future adjustments to the allowance may be necessary if economic conditions differ substantially from the assumptions used in making the evaluations.

The provision for loan losses is based upon historical loan loss experience, a series of qualitative factors and an evaluation of estimated losses in the current loan portfolio, including the evaluation of impaired loans under FASB ASC 310, Receivables (“FASB ASC 310”). Values assigned to the qualitative factors and those developed from historic loss experience provide a dynamic basis for the calculation of reserve factors for both pass-rated loans (general pooled allowance) and those criticized and classified loans that continue to perform. A loan is considered to be impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. An insignificant delay or insignificant shortfall in amount of payments does not necessarily result in the loan being identified as impaired. For this purpose, delays less than 90 days are considered to be insignificant. Impairment losses are included in the provision for loan losses. Loans not individually reviewed are evaluated as a group using reserve factor percentages based on historic loss experience qualitative factors. Included in these qualitative factors are:

•	Levels of past due, classified and non-accrual loans, and troubled debt restructurings

•	Nature, volume and concentrations of loans

•	Historical loss trends

•	Changes in lending policies and procedures, underwriting standards, collections, and for commercial loans, the level of loans being approved with exceptions to policy

•	Experience, ability and depth of management and staff

•	National and local economic and business conditions, including various market segments

•	Quality of the Company’s loan review system and degree of Board oversight; and

•	Effect of external factors, including the deterioration of collateral values, on the level of estimated credit losses in the current portfolio

Commercial loans, including commercial real estate loans, are placed on non-accrual status at the time the loan has been delinquent for 90 days unless the loan is well secured and in the process of collection. Generally, commercial loans and commercial real estate loans are charged-off no later than 180 days after becoming delinquent unless the loan is well secured and in the process of collection, or other extenuating circumstances support collection. Residential real estate loans are typically placed on non-accrual status at the time the loan has been delinquent for 90 days. Other consumer loans are typically charged-off at 180 days delinquent. In all cases, loans must be placed on non-accrual status or charged-off at an earlier date if collection of principal or interest is considered doubtful.

Restricted Equity Securities. Certain securities are classified as restricted equity securities because ownership is restricted and there is not an established market for their resale. These securities are carried at cost and are evaluated for impairment on a quarterly basis.

Bank Properties and Equipment. Land is carried at cost. Bank properties and equipment are stated at cost, less accumulated depreciation. Depreciation, which is recorded in equipment expense on the consolidated statements of operations, is computed by the straight-line method based on the estimated useful lives of the assets, generally as follows:

Asset Type	Estimated Useful Life
Buildings	40 years
Leasehold improvements	Lesser of the useful life or the remaining lease term, including renewals, if applicable
Equipment	Three to 10 years

Real Estate Owned. Real estate owned is comprised of property acquired through foreclosure, deed in lieu and bank property that is not in use. Property acquired through foreclosure is carried at the lower of cost or fair value of the property based on an appraisal less estimated disposal costs. Credit losses arising from foreclosure transactions are charged against the allowance for loan losses. Bank properties are carried at the lower of cost or fair value less estimated disposal cost. Costs to maintain real estate owned and any subsequent gains or losses are included in real estate owned expense, net on the Company’s consolidated statements of operations.

Goodwill and Intangible Assets. Goodwill is the excess of the fair value of liabilities assumed over the fair value of tangible and identifiable intangible assets acquired in a business combination. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The Company tests goodwill for impairment annually as of December 31. The Company elected to not apply the qualitative evaluation option permitted under Accounting Standards Update (“ASU”) 2011-8, Intangibles – Goodwill and Other (Topic 35): Testing Goodwill for Impairment issued in September 2011. Therefore, the Company utilizes the two-step goodwill impairment test outlined in FASB ASC 350, Intangibles – Goodwill and Other (“FASB ASC 350”). Step one, which is used to identify potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. A reporting unit is an operating segment, or one level below an operating segment, as defined in FASB ASC 280. If the fair value of a reporting unit exceeds its carrying value, goodwill of the reporting unit is not considered impaired and step two is therefore unnecessary. If the carrying amount of the reporting unit exceeds its fair value, the second step is performed to measure the amount of the impairment loss, if any. At December 31, 2013, the Company performed its annual goodwill impairment test, and step one of the analysis indicated that the Company’s fair value was greater than its carrying value; therefore, the Company’s goodwill was not impaired at December 31, 2013 and 2012. The carrying amount of goodwill totaled $38.2 million at December 31, 2013 and 2012.

Intangible assets, net on the consolidated statements of financial condition, consist of core deposit intangibles, net of accumulated amortization from the Bank’s previous acquisitions. Core deposit intangibles are amortized using the straight-line method based on the characteristics of the particular deposit type and are evaluated annually for impairment. See Note 10 for further details on goodwill and intangible assets.

Bank Owned Life Insurance (“BOLI”). The Company has purchased life insurance policies on certain key employees. These policies are recorded at their cash surrender value, or the amount that can be realized in accordance with FASB ASC 325-30, Investments in Insurance Contracts. At December 31, 2013, the Company had $26.2 million invested in a general account and $51.0 million in a separate account, for a total BOLI cash surrender value of $77.2 million. The BOLI separate account is invested in a mortgage-backed securities fund, which is managed by an independent investment firm. Pricing volatility of these underlying instruments may have an impact on investment income; however, the fluctuations would be partially mitigated by a stable value wrap agreement which is a component of the separate account. Income from these policies and changes in the cash surrender value are recorded in BOLI income of the consolidated statements of operations.

Loan Servicing Assets. The Company originates certain Small Business Administration (“SBA”) loans for sale to institutional investors. In accordance with FASB ASC 860, Transfers and Servicing (“FASB ASC 860”), the cost of loans sold is allocated between the servicing rights, the retained portion of the loan and the sold portion of the loan based on the relative fair values of each.

Loan servicing rights are amortized in proportion to, and over the period of, estimated net servicing income. In accordance with FASB ASC 860, the Company regularly evaluates the loan servicing asset for impairment. Because loans are sold individually and are not pooled, the Company does not stratify groups of loans based on risk characteristics for purposes of measuring impairment. The Company measures the loan servicing assets by estimating the present value of expected future cash flows for each servicing asset, based on their unique characteristics and market-based assumptions for prepayment speeds and records a valuation allowance for the amount by which the carrying amount of the servicing asset exceeds the fair value. The gross carrying value of the Company’s loan servicing assets was $364 thousand and $389 thousand at December 31, 2013 and 2012, respectively. The fair value of the loan servicing rights is determined by valuation techniques. Valuation adjustments to the loan servicing assets for the years ended December 31, 2013, 2012 and 2011 were $58 thousand of expense, $95 thousand of expense and $0, respectively. These adjustments are reflected in other income on the consolidated statements of operations. The valuation allowance for the loan servicing assets at December 31, 2013 and 2012 was $177 thousand and $118 thousand, respectively. The net carrying value of the loan servicing asset is included within other assets on the consolidated statements of financial condition.

Securities Sold Under Agreements to Repurchase. The Company enters into sales of securities under agreements to repurchase with its customers and the Federal Home Loan Bank of New York (“FHLBNY”). In accordance with FASB ASC 860, these agreements are treated as financings, and the obligations to repurchase securities sold are reflected as a liability in the consolidated statements of financial condition. Securities pledged as collateral under agreements to repurchase are reflected as assets in the accompanying consolidated statements of financial condition.

Accounting for Derivative Financial Instruments and Hedging Activities. The Company recognizes all derivative instruments at fair value as either assets or liabilities in other assets or other liabilities on the consolidated statements of financial condition. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship. For derivatives not designated as hedges, the gain or loss is recognized in current earnings.

The Company’s derivative financial instruments are not exchange-traded and therefore are valued utilizing models that use as their basis readily observable market parameters, specifically the LIBOR swap curve, and are classified within Level 2 of the valuation hierarchy.

Mortgage Banking Revenue, Net. Mortgage banking revenue, net includes revenues associated with the sale of residential mortgage loans originated with the intent to sell, net of recourse liability provision as well as gain on bulk sales of jumbo residential mortgage loans. The components of this line item are as follows:

	For the Year Ended December 31,
	2013	2012
Gains on the sale of residential mortgage loans (1)	$12,510	$7,967
Gain on bulk sale of jumbo residential mortgage loans	1,968	—
Market value adjustment on loans held-for-sale (1)	(1,752)	2,512
Fair value adjustment on interest rate lock commitments (2)	(728)	847
Recourse liability provision (3)	(400)	(775)

Mortgage banking revenue, net	$11,598	$10,551

(1)	Reported in gain on sale of loans in the Company’s 2012 Form 10-K consolidated statements of operations.
(2)	Reported in other non-interest income in the Company’s 2012 Form 10-K consolidated statements of operations.
(3)	Reported in other non-interest expense in the Company’s 2012 Form 10-K consolidated statements of operations.

Accumulated Other Comprehensive Loss. The Company classifies items of accumulated other comprehensive loss by their nature and displays the details of other comprehensive loss in the consolidated statement of comprehensive loss. Amounts categorized as accumulated other comprehensive loss represent net unrealized gains or losses on investment securities available for sale, net of tax and the non-credit portion of any OTTI loss not recorded in earnings. Reclassifications are made to avoid double counting items which are displayed as part of net loss for the period. These reclassifications for the years ended December 31, 2013, 2012 and 2011 are as follows:

DISCLOSURE OF RECLASSIFICATION AMOUNTS, NET OF TAX

Years Ended December 31,	2013			2012			2011
	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax
Unrealized holding (loss) gain on securities available for sale during the year	$(12,120)	$4,950	$(7,170)	$2,788	$(1,139)	$1,649	$13,053	$(5,332)	$7,721
Less:
Reclassification adjustment for net gain included in net income (1)	(3,500)	1,429	(2,071)	(151)	63	(88)	(1,855)	757	(1,098)
Reclassification adjustment for net impairment loss recognized in earnings (1)	—	—	—	—	—	—	250	(102)	148

Net unrealized (loss) gain on securities available for sale	$(15,620)	$6,379	$(9,241)	$2,637	$(1,076)	$1,561	$11,448	$(4,677)	$6,771

(1)	All pre-tax amounts are included in non-interest income in the Consolidated statements of operations.

Treasury Stock. Stock held in treasury by the Company is accounted for using the cost method which treats stock held in treasury as a reduction to total shareholders’ equity. At December 31, 2013 and 2012, the Company held 1,996,621 shares of treasury stock and 2,106,723 shares, respectively.

Stock-Based Compensation. The Company accounts for stock-based compensation issued to employees, and when appropriate, non-employee, in accordance with the fair value recognition provisions of FASB ASC 718, Compensation—Stock Compensation, (“FASB ASC 718”). Under the fair value provisions of FASB ASC 718, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the appropriate vesting period using the straight-line method. However, consistent with FASB ASC 718, the amount of stock-based compensation cost recognized at any date must at least equal the portion of the grant date value of the award that is vested at that date and, as a result, it may be necessary to recognize the expense using a ratable method. Although the provisions of FASB ASC 718 should generally be applied to non-employees, FASB ASC 505-50, Equity-Based Payments to Non-Employees, is used in determining the measurement date of the compensation expense for non-employees.

Determining the fair value of stock-based awards at measurement date requires judgment, including estimating the expected term of the stock options and the expected volatility of the Company’s stock. In addition, judgment is required in estimating the amount of stock-based awards that are expected to be forfeited. If actual results differ significantly from these estimates or different key assumptions were used, it could have a material effect on the Company’s consolidated financial statements.

The Company’s stock-based incentive plans authorize the issuance of shares of common stock pursuant to awards that may be granted in the form of stock options to purchase common stock (“Options”) and awards of shares of common stock (“Stock Awards”). The purpose of the Company’s stock-based incentive plans is to attract and retain personnel for positions of substantial responsibility and to provide additional incentive to certain officers, directors, advisory directors, employees and other persons to promote the success of the Company. Under the Company’s stock-based incentive plans, Options generally expire ten years after the date of grant, unless terminated earlier under the Option’s terms. A committee of non-employee directors has the authority to determine the conditions upon which the Options granted will vest. Options are granted at the then fair market value of the Company’s stock. All or a portion of any Stock Awards earned as compensation by a director may be deferred under the Company’s Directors’ Deferred Fee Plan.

In accordance with FASB ASC 718, the fair value of the Options granted is estimated on the date of grant using the Black-Scholes option pricing model which uses the assumptions noted in the table below. The expected term of an Option is estimated using historical exercise behavior of employees at a particular level of management who were granted Options with a comparable term. The Options have historically been granted a 10 year term. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of the grant. The expected volatility is based on the historical volatility of the Company’s stock price.

Significant weighted average assumptions used to calculate the fair value of the Option awards for the years ended December 31, 2013, 2012 and 2011 are as follows:

WEIGHTED AVERAGE ASSUMPTIONS USED IN BLACK-SCHOLES OPTION PRICING MODEL

Years Ended December 31,	2013	2012	2011
Fair value of Options granted during the year	$1.85	$1.52	$2.11
Risk-free rate of return	0.85%	0.98%	2.72%
Expected term in months	59	61	78
Expected volatility	62%	62%	47%
Expected dividends (1)	$—	$—	$—

(1)	To date, the Company has not paid cash dividends on its common stock.

At December 31, 2013, the Company had five stock-based employee compensation plans, which are described more fully in Note 15.

Interest Income on Loans. Interest income on loans is credited to operations based upon the principal amount outstanding. Interest accruals are generally discontinued when a loan becomes 90 days past due, or when principal or interest is considered doubtful of collection. When interest accruals are discontinued unpaid, interest credited to income in the current year is reversed and unpaid interest accrued in the prior year is charged to the allowance for loan losses.

Income Taxes. The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes (“FASB ASC 740”). FASB ASC 740 requires the recording of deferred income taxes that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Management exercises significant judgment in the evaluation of the amount and timing of the recognition of the resulting tax assets and liabilities. The judgments and estimates required for the evaluation are updated based upon changes in business factors and the tax laws. If actual results differ from the assumptions and other considerations used in estimating the amount and timing of tax recognized, there can be no assurance that additional expenses will not be required in future periods. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the consolidated statements of operations. Assessment of uncertain tax positions under FASB ASC 740 requires careful consideration of the technical merits of a position based on management’s analysis of tax regulations and interpretations. Significant judgment is applied when addressing the requirements of FASB ASC 740. At December 31, 2013, the Company had a valuation allowance of $119.3 million against its gross deferred tax asset and a net deferred tax asset of $4.6 million. As the Company remained in a cumulative loss position, a full deferred tax valuation allowance is still appropriate at December 31, 2013. See Note 20 for additional information on the Company’s application of FASB ASC 740.

Loss Per Common Share. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, during the period. Diluted earnings per share is calculated by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, after consideration of the potential dilutive effect of common stock equivalents, based upon the treasury stock method using an average market price of common shares sold during the period. Dilution is not considered when the Company is in a net loss position.

Recent Accounting Principles. In January 2014, the FASB issued ASU 2014-4, Receivables – Troubled Debt Restructurings by Creditors (Subtopic 310-40): Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure. The amendments in this update clarify that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either the creditor obtaining legal title to the residential real estate property upon completion of foreclosure or the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Additionally, the amendments require interim and annual disclosure of both the amount of foreclosed residential real estate property held by the creditor and the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure according to local requirements of the applicable jurisdiction. For public entities, the amendments are effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2014. The Company is currently evaluating the impact of the adoption of this accounting standards update on its financial statements.

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exisits. The amendments in this update seek to eliminate the diversity in practice in the presentation of unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists by presenting the unrecognized tax benefit, or a portion of the unrecognized tax benefit, in the financial statements as a reduction to a deferred tax asset. To the extent that a net operating loss carryforward, a similar tax loss, or a tax credit carryforward are not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2013. The Company has evaluated the impact of this adoption of this accounting standards update on its financial statements and future financial statements will reflect the required disclosures.

In July 2013, the FASB issued ASU 2013-10, Derivatives and Hedging (Topic 815) – Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes. ASU 2013-10 permits the use of the Fed Funds Effective Swap Rate (OIS) as a U.S. benchmark interest rate for hedge accounting purposes. It also removes the restriction on using different benchmark rates for similar hedges. ASU 2013-10 is effective for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013 and did not materially affect the Company’s financial statements.

In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this update aim to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under GAAP to be reclassified in its entirety to net income. For other amounts that are not required under GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account instead of directly to income or expense in the same reporting period. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The Company’s financial statements include the disclosures required upon the adoption of this accounting standards update.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Subsequently in December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This guidance eliminates the presentation option of presenting the component of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, the updates to comprehensive income guidance require all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or two separate but consecutive statements. The Company elected to adopt the two statement approach. In this two statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income and the total of comprehensive income. These changes apply to both annual and interim financial statements. The Company adopted the new accounting guidance effective January 1, 2012, and applied it retrospectively to fiscal years 2011 and 2010. The adoption added the consolidated statements of comprehensive loss but did not impact the Company’s results of operations, financial position, or cash flows.